Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

		Other		Deferred
		comprehensive	Non-cash	financing
	Cash flows	loss/(income)	items	costs, assets	Borrowings
January 1, 2020					3,147,395
Proceeds from loans and bonds	2,138,035	—	—	—	2,138,035
Loans and bond repayments	(1,481,709)	—	(8,063)	—	(1,489,772)
Payment for bond repurchase at premium	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	(35,795)	—	997	(6,442)	(41,240)
Deferred loan fees received	792	—	—	—	792
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	22,876	—	22,876
Retranslation of the NOK 2024 Bonds in USD	—	3,248	(6,176)	—	(2,928)
December 31, 2020					3,773,221
Proceeds from loans	471,867	—	—	—	471,867
Loans and bond repayments	(592,463)	—	—	—	(592,463)
Additions in deferred loan fees	(13,437)	—	297	1,254	(11,886)
Deferred loan fees received	379	—	—	—	379
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	20,286	—	20,286
Retranslation of the NOK 2024 Bonds in USD	—	(3,184)	—	—	(3,184)
December 31, 2021					3,658,220
Proceeds from loans and bonds, net of discount	374,659	—	—	—	374,659
Loans and bond repayments	(729,849)	—	—	—	(729,849)
Additions in deferred loan fees	(5,188)	—	(6,036)	3,214	(8,010)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)	—	—	15,936	—	15,936
Retranslation of the NOK 2024 Bonds in USD	—	(11,212)	—	—	(11,212)
December 31, 2022					3,299,744

Schedule of reconciliation of derivatives arising from financing activities

		Other
	Cash	comprehensive	Non-cash	Net derivative
	flows	income/(loss)	items	(liabilities)/assets
January 1, 2020				(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 26)	—	—	(64,044)	(64,044)
Ineffective portion of cash flow hedges (Note 26)	—	—	(323)	(323)
Payment for interest rate swaps termination	31,662	—	—	31,662
Proceeds from entering into interest rate swaps	(31,622)	—	—	(31,622)
Payment for CCS termination/modification	4,052	—	(4,052)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	2,498	—	2,498
December 31, 2020				(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	59,407	59,407
Ineffective portion of cash flow hedges (Note 26)	—	—	(5)	(5)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(3,345)	—	(3,345)
December 31, 2021				(51,703)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	92,409	92,409
Ineffective portion of cash flow hedges (Note 26)	—	—	398	398
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(10,828)	—	(10,828)
December 31, 2022				30,276

Schedule of reconciliation of lease liabilities arising from financing activities

	Cash flows	Non-cash items	Lease liabilities
January 1, 2020			204,930
Interest expense on leases (Note 19)	—	9,921	9,921
Additions	—	2,155	2,155
Payments for interest	(9,911)	—	(9,911)
Principal elements of lease payments	(11,150)	225	(10,925)
December 31, 2020			196,170
Interest expense on leases (Note 19)	—	10,269	10,269
Additions	—	121,520	121,520
Payments for interest	(10,269)	—	(10,269)
Principal elements of lease payments	(14,843)	3	(14,840)
December 31, 2021			302,850
Interest expense on leases (Note 19)	—	13,639	13,639
Additions	—	75,788	75,788
Payments for interest	(13,639)	—	(13,639)
Principal elements of lease payments	(42,262)	—	(42,262)
December 31, 2022			336,376